Prepaids and Other, Net (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of prepaids and other

The following table provides the components of Prepaids and other, net and Other assets (dollars in thousands):

	December 31, 2021	December 31, 2020
Prepaids and other, net
Prepaids
Insurance	$1,014	$1,847
Mining claims and permitting fees	891	417
License fees	186	259
Equipment mobilization	—	423
Other	56	252
Deposits	195	1,105
Total	$2,342	$4,303

Other assets
Equipment not in use	$—	$12,238
Royalty - advance payment	600	360
Prepaid supplies inventory	—	885
Total	$600	$13,483